                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [   ]; Amendment Number:
                                                  ----------------

   This Amendment (Check only one):   [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Bedford Oak Advisors, LLC
Address:          100 South Bedford Road
                  Mt. Kisco, New York 10549

Form 13F File Number:  28-05209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Barry Kagan
Title:      Chief Financial Officer
Phone:      (914) 242-5730

Signature, Place, and Date of Signing:

  /s/ Barry Kagan                     Mt. Kisco, New York     November 10, 2006
  -------------------------------    --------------------     -----------------
 [Signature] [City, State] [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other
            reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section]

         None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                               1*
                                                         -------------

Form 13F Information Table Entry Total:                         83
                                                         -------------

Form 13F Information Table Value Total:                      $92,326
                                                         -------------
                                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.                    Form 13F File Number           Name

    1                      28-05211                       Harvey P. Eisen

* Mr. Eisen is the Investment Manager to Bedford Oak Advisors, LLC, which has investment discretion over the investment portfolios reported herein.

                                                       MARKET     SHARE/
                                 TITLE OF              VALUE       PRN      SHARE/ PUT/
NAME OF ISSUER                    CLASS    CUSIP       (USD)      AMOUNT    PRN    CALL     TO BE COMPLETED BY INVESTMENT MANAGER
--------------                   -------- ---------   ---------  --------  -----  ----- -------------------------------------------
                                                                                          INVESTMENT     OTHER   VOTING AUTHORITY
                                                                                          DISCRETION   MANAGERS SOLE   SHARED  NONE
                                                                                        ------------   -------- ----  -------- ----
ABAXIS INC.                        COM   002567105      23,000     1,000     SH         Shared-Defined    1            1,000
AGILENT TECHNOLOGIES INC.          COM   00846U101     817,000     25,000    SH         Shared-Defined    1            25,000
ALBERTO-CULVER COMPANY             COM   013068101    1,012,000    20,000    SH         Shared-Defined    1            20,000
AMERICA MOVIL SA DE CV
 SPONSORED ADR CMN SERIES L        COM   02364W105    1,181,000    30,000    SH         Shared-Defined    1            30,000
AMERICAN COMMERCIAL LINES INC.     COM   025195207    2,973,000    50,000    SH         Shared-Defined    1            50,000
AMERICAN EXPRESS CO.               COM   025816109     561,000     10,000    SH         Shared-Defined    1            10,000
AMERICAN SAFETY INSURANCE HLDS     COM   G02995101     267,000     14,600    SH         Shared-Defined    1            14,600
PUT/AIG(AIGVL)
 @ 60    EXP10/21/2006             PUT   026874107      6,000       750      SH    PUT  Shared-Defined    1             750
AMGEN INC.                         COM   031162100    1,073,000    15,000    SH         Shared-Defined    1            15,000
PUT/AMGN(YAAWV)
 @ 72.5  EXP11/18/2006             PUT   031162100      37,000      150      SH    PUT  Shared-Defined    1             150
BMC SOFTWARE INC.                  COM   055921100      54,000     2,000     SH         Shared-Defined    1            2,000
BOYD GAMING CORP.                  COM   103304101     769,000     20,000    SH         Shared-Defined    1            20,000
BRISTOL MYERS SQUIBB CO.           COM   110122108    1,246,000    50,000    SH         Shared-Defined    1            50,000
PUT/BMY(BMYVE)
 @ 25    EXP10/21/2006             PUT   110122108      43,000      500      SH    PUT  Shared-Defined    1             500
CVS CORPORATION (DEL)              COM   126650100     803,000     25,000    SH         Shared-Defined    1            25,000
CADIZ INC.                         COM   127537207    18,731,000  950,800    SH         Shared-Defined    1           950,800
CAPITALSOURCE                      COM   14055X102     129,000     5,000     SH         Shared-Defined    1            5,000
CDC CORPORATION CMN CLASS A        COM   G2022L106      28,000     5,000     SH         Shared-Defined    1            5,000
COMCAST CORPORATION CMN
 CLASS A VOTING                    COM   20030N101     498,000     13,500    SH         Shared-Defined    1            13,500
COMPUTER NETWORK TECH CORP 3%
 02/15/2007 SER: B CONV AF         CNV   204925AC5     247,000    250,000   PRN         Shared-Defined    1           250,000
CONVERA CORPORATION CMN CLASS A    COM   211919105     661,000    125,000    SH         Shared-Defined    1           125,000
CONTINUCARE CORPORATION            COM   212172100    1,921,000   768,200    SH         Shared-Defined    1           768,200
CONVERGYS CORPORATION              COM   212485106     475,000     23,000    SH         Shared-Defined    1            23,000
CROWN MEDIA HLDGS INC
 CMN CLASS A                       COM   228411104     449,000    100,000    SH         Shared-Defined    1           100,000
DILLARDS INC CL-A CMN CLASS A      COM   254067101     556,000     17,000    SH         Shared-Defined    1            17,000
WALT DISNEY COMPANY (THE) CMN      COM   254687106     309,000     10,000    SH         Shared-Defined    1            10,000
PUT/DIS(DISVF)
 @ 30    EXP10/21/2006             PUT   254687106      6,000       250      SH    PUT  Shared-Defined    1             250
ECHOSTAR COMMUNICATIONS
 CORP CL-A CLASS A                 COM   278762109     982,000     30,000    SH         Shared-Defined    1            30,000
EMDEON CORPORATION                 COM   290849108    1,171,000   100,000    SH         Shared-Defined    1           100,000
EPOCH HOLDING CORP.                COM   29428R103    8,042,000  1,268,400   SH         Shared-Defined    1          1,268,400
1ST CENTY BK NATL ASSN CA          COM   319425104     455,000     52,500    SH         Shared-Defined    1            52,500
FLAMEL TECHNOLOGIES SPON ADR
 SPONSORED ADR CMN                 COM   338488109     506,000     27,000    SH         Shared-Defined    1            27,000
GIANT GROUP LTD.                   COM   374503308     643,000      459      SH         Shared-Defined    1             459
GLACIER WTR SVCS INC.              COM   376395109    5,848,000   216,600    SH         Shared-Defined    1           216,600
GP STRATEGIES CORP.                COM   36225V104    2,643,000   353,749    SH         Shared-Defined    1           353,749
GSE SYSTEMS INC.                   COM   36227K106      2,000       666      SH         Shared-Defined    1             666
GENERAL ELECTRIC CO.               COM   369604103     353,000     10,000    SH         Shared-Defined    1            10,000
GREATER BAY BANCORP                COM   391648102    3,103,000   110,000    SH         Shared-Defined    1           110,000
HARRAHS ENTMT INC.                 COM   413619107     664,000     10,000    SH         Shared-Defined    1            10,000
PUT/HET(HETVM)
 @ 65    EXP10/21/2006             PUT   413619107      13,000      100      SH    PUT  Shared-Defined    1             100
ISHARES MSCI JAPAN INDEX FD
 MARKET INDEX                      ETF   464286848     540,000     39,900    SH         Shared-Defined    1            39,900
JPMORGAN CHASE & CO.               COM   46625H100    2,724,000    58,000    SH         Shared-Defined    1            58,000
PUT/JPM(JPMWW)
 @ 47.5  EXP11/18/2006             PUT   46625H100      93,000      600      SH    PUT  Shared-Defined    1             600
LIVEPERSON INC.                    COM   538146101      13,000     2,500     SH         Shared-Defined    1            2,500
MBIA INC.                          COM   55262C100    1,843,000    30,000    SH         Shared-Defined    1            30,000
MANOR CARE INC.                    COM   564055101     889,000     17,000    SH         Shared-Defined    1            17,000
MC DONALDS CORP.                   COM   580135101     978,000     25,000    SH         Shared-Defined    1            25,000
MICRON TECHNOLOGY INC.             COM   595112103     104,000     6,000     SH         Shared-Defined    1            6,000
NATIONAL HOLDINGS CORP.            COM   636375107     694,000    514,200    SH         Shared-Defined    1           514,200
NATIONAL PATENT DEV CORP NEW       COM   637132101    3,851,000  2,437,574   SH         Shared-Defined    1          2,437,574
NOKIA CORP SPON ADR
 SPONSORED ADR CMN                 COM   654902204     985,000     50,000    SH         Shared-Defined    1            50,000
PUT/NOK(NAYWD)
 @ 20    EXP11/18/2006             PUT   654902204      50,000      500      SH    PUT  Shared-Defined    1             500
NYFIX INC.                         COM   670712108    2,752,250   505,000    SH         Shared-Defined    1           505,000
ORACLE HEALTHCARE ACQ CORP.        COM   68402M102    1,321,000   175,000    SH         Shared-Defined    1           175,000
READER'S DIGEST ASSOC., INC.       COM   755267101     778,000     60,000    SH         Shared-Defined    1            60,000
REWARDS NETWORK INC.               COM   761557107      97,000     20,000    SH         Shared-Defined    1            20,000
RYDEX ETF TRUST S&P 500 EQUAL
 WGHTD INDEX FD                    ETF   78355W106      44,000     1,000     SH         Shared-Defined    1            1,000
SCPIE HOLDINGS INC.                COM   78402P104      42,000     1,800     SH         Shared-Defined    1            1,800
STANDARD & POORS DEP
 RCPTS SPDR                        ETF   78462F103     267,000     2,000     SH         Shared-Defined    1            2,000
SALESFORCE.COM, INC.               COM   79466L302      36,000     1,000     SH         Shared-Defined    1            1,000
SCHERING-PLOUGH CORP.              COM   806605101    1,105,000    50,000    SH         Shared-Defined    1            50,000
PUT/SGP(SGPWX)
 @ 22.5  EXP11/18/2006             PUT   806605101      48,000      500      SH    PUT  Shared-Defined    1             500
SONICWALL INC.                     COM   835470105      11,000     1,000     SH         Shared-Defined    1            1,000
SOURCE INTERLINK COS INC.          COM   836151209     570,000     60,000    SH         Shared-Defined    1            60,000
TD AMERITRADE HOLDING CORP.        COM   87236Y108     471,000     25,000    SH         Shared-Defined    1            25,000
TEVA PHARMACEUTICAL
 IND LTD ADS                       COM   881624209     852,000     25,000    SH         Shared-Defined    1            25,000
TEXAS INSTRUMENTS INC.             COM   882508104     333,000     10,000    SH         Shared-Defined    1            10,000
TIBCO SOFTWARE INC.                COM   88632Q103     898,000    100,000    SH         Shared-Defined    1           100,000
TRIBUNE CO NEW                     COM   896047107     982,000     30,000    SH         Shared-Defined    1            30,000
TYCO INTERNATIONAL LTD.            COM   902124106    1,400,000    50,000    SH         Shared-Defined    1            50,000
PUT/TYC(TYCWY)
 @ 27.5  EXP11/18/2006             PUT   902124106      29,000      500      SH    PUT  Shared-Defined    1             500
UNITED ENERGY CORP/NEVADA CMN      COM   910900208     134,000    200,000    SH         Shared-Defined    1           200,000
UNITEDHEALTH GROUP INC CMN         COM   91324P102    1,476,000    30,000    SH         Shared-Defined    1            30,000
PUT/UNH(UHBWJ)
 @ 50    EXP11/18/2006             PUT   91324P102      46,000      200      SH    PUT  Shared-Defined    1             200
VALUEVISION MEDIA
 INC CMN CLASS A                   COM   92047K107    1,947,000   167,947    SH         Shared-Defined    1           167,947
VERIZON COMMUNICATIONS CMN         COM   92343V104     928,000     25,000    SH         Shared-Defined    1            25,000
PUT/VZ(VZWU)
 @ 37.5  EXP11/18/2006             PUT   92343V104      33,000      250      SH    PUT  Shared-Defined    1             250
WALGREEN CO.                       COM   931422109     888,000     20,000    SH         Shared-Defined    1            20,000
PUT/WAG(WAGWI)
 @ 45    EXP11/18/2006             PUT   931422109      35,000      200      SH    PUT  Shared-Defined    1             200
WEBEX COMMUNICATIONS
 INC CMN                           COM   94767L109      39,000     1,000     SH         Shared-Defined    1            1,000
WEBMD HEALTH CORP.
 CMN CLASS A                       COM   94770V102    1,717,000    50,000    SH         Shared-Defined    1            50,000
WET SEAL INC CL-A
 CMN CLASS A                       COM   961840105      49,000     8,000     SH         Shared-Defined    1            8,000
XEROX CORPORATION                  COM   984121103     934,000     60,000    SH         Shared-Defined    1            60,000